UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

November 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Georgia Municipal Income Fund

Eaton Vance Maryland Municipal Income Fund

Eaton Vance Missouri Municipal Income Fund

Eaton Vance North Carolina Municipal Income Fund

Eaton Vance Oregon Municipal Income Fund

Eaton Vance South Carolina Municipal Income Fund

Eaton Vance Virginia Municipal Income Fund

Eaton Vance

Georgia Municipal Income Fund

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.0%

Security	Principal Amount (000’s omitted)	Value
Education — 4.2%
Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$600	$645,264
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	750	853,448
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	861,802

		$2,360,514

Electric Utilities — 1.9%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,070,970

		$1,070,970

Escrowed/Prerefunded — 1.8%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,040,496

		$1,040,496

General Obligations — 15.2%
Georgia, 2.00%, 8/1/27	$315	$297,703
Gwinnett County School District, 5.00%, 2/1/36(1)	4,500	4,978,305
Jefferson City, School District, 5.25%, 2/1/33	1,500	1,679,460
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	554,940
Lincoln County School District, 5.50%, 4/1/37	1,000	1,159,510

		$8,669,918

Hospital — 8.3%
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	$1,000	$1,096,590
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,110,590
Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	750	832,477
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,084,090
Savannah Hospital Authority, (St Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	589,065

		$4,712,812

Industrial Development Revenue — 6.8%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,406,260
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	510	511,505
Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	925	968,142

		$3,885,907

Insured-Education — 4.2%
Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	$1,000	$1,113,010
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGC), 5.25%, 6/15/27	1,125	1,280,756

		$2,393,766

1

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 10.3%
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$1,600	$1,717,504
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	1,000	1,137,710
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,256,705
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	951,756
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	524,728
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	285,837

		$5,874,240

Insured-General Obligations — 2.5%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,426,536

		$1,426,536

Insured-Hospital — 3.5%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,975,890

		$1,975,890

Insured-Lease Revenue/Certificates of Participation — 4.5%
Georgia Local Government 1998A Grantor Trust Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,326	$1,431,165
Georgia Municipal Association, Inc. Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,132,500

		$2,563,665

Insured-Special Tax Revenue — 4.7%
Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,249,119
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	785	872,433
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	528,247

		$2,649,799

Insured-Water and Sewer — 8.8%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$547,100
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,923,964
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	750	810,735
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	500	620,755
Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	1,000	1,091,330

		$4,993,884

Other Revenue — 1.5%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$855,495

		$855,495

Senior Living/Life Care — 1.0%
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	$500	$545,685

		$545,685

Special Tax Revenue — 9.8%
Athens-Clarke County Unified Government Development Authority, (Economic Development Projects), 5.00%, 6/1/32	$1,080	$1,209,989
Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	750	841,867
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	1,750	1,923,460
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	205	225,992
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	243,250
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	570	436,249
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	260	206,549
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	497,436

		$5,584,792

2

Security	Principal Amount (000’s omitted)	Value
Transportation — 3.5%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,153,360
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	841,965

		$1,995,325

Water and Sewer — 10.5%
Athens-Clarke County Unified Government, Water and Sewerage Revenue, 5.50%, 1/1/38	$1,000	$1,141,270
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	1,000	1,177,150
Columbus, Water and Sewer Revenue, 5.00%, 5/1/33	500	583,570
Forsyth County, Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,331,385
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,719,300

		$5,952,675

Total Tax-Exempt Investments — 103.0% (identified cost $53,398,631)		$58,552,369

Other Assets, Less Liabilities — (3.0)%		$(1,696,970)

Net Assets — 100.0%		$56,855,399

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2014, 37.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 6.0% to 13.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at November 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	65 U.S. Long Treasury Bond	Short	$(9,140,565)	$(9,270,625)	$(130,060)

At November 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

3

At November 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $130,060.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,976,182

Gross unrealized appreciation	$5,365,427
Gross unrealized depreciation	(164,240)

Net unrealized appreciation	$5,201,187

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$58,552,369	$—	$58,552,369
Total Investments	$—	$58,552,369	$—	$58,552,369

Liability Description
Futures Contracts	$(130,060)	$—	$—	$(130,060)
Total	$(130,060)	$—	$—	$(130,060)

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Maryland Municipal Income Fund

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.5%

Security	Principal Amount (000’s omitted)	Value
Education — 9.7%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,112,960
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	2,000	2,271,900
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,558,890
University of Maryland, Auxiliary Facility and Tuition Revenue, 5.00%, 4/1/28	1,425	1,634,475

		$6,578,225

Escrowed/Prerefunded — 13.3%
Maryland Health and Higher Educational Facilities Authority, (Loyola College), Prerefunded to 10/1/15, 4.75%, 10/1/33	$1,660	$1,723,976
Maryland Health and Higher Educational Facilities Authority, (Loyola College), Prerefunded to 10/1/15, 5.125%, 10/1/45	1,000	1,041,700
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), Prerefunded to 5/1/15, 6.00%, 5/1/35	1,000	1,024,170
Montgomery County, Prerefunded to 5/1/17, 5.00%, 5/1/23	1,000	1,108,380
Montgomery County, Prerefunded to 5/1/17, 5.00%, 5/1/25	1,500	1,662,570
Prince George’s County Housing Authority, Prerefunded to 7/15/17, 5.00%, 7/15/23	2,235	2,496,026

		$9,056,822

General Obligations — 13.9%
Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,140	$1,221,521
Baltimore County, 4.00%, 8/1/26	1,000	1,103,710
Baltimore County, (Metropolitan District), 5.00%, 2/1/31	2,000	2,198,200
Baltimore, 4.00%, 10/15/25	1,520	1,679,828
Baltimore, 5.00%, 10/15/27	750	882,375
Maryland, 5.00%, 11/1/19	2,000	2,369,520

		$9,455,154

Hospital — 17.7%
Baltimore County, (Catholic Health Initiatives), Prerefunded to 9/1/16, 4.50%, 9/1/33	$780	$835,185
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	1,000	1,076,270
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,132,320
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	2,195,420
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.00%, 8/15/38	1,000	1,095,250
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.25%, 5/15/46	1,475	1,520,548
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,073,000
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	1,280	1,319,974

1

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	$1,000	$1,029,020
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	750	788,678

		$12,065,665

Housing — 6.1%
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$1,000	$1,021,300
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(1)	1,050	1,070,076
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	1,015,530
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,000	1,011,840

		$4,118,746

Industrial Development Revenue — 2.9%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$780	$740,664
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	155	155,166
Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	1,000	1,045,990

		$1,941,820

Insured-Education — 2.0%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,380,288

		$1,380,288

Insured-Escrowed/Prerefunded — 5.6%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,823,345

		$3,823,345

Insured-Hospital — 5.2%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,564,517

		$3,564,517

Insured-Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,305	$170,485

		$170,485

Insured-Transportation — 5.5%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,400	$1,550,752
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	2,000	2,215,360

		$3,766,112

Insured-Water and Sewer — 4.3%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$1,000	$1,137,840
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	1,600	1,793,200

		$2,931,040

Other Revenue — 3.4%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,317,780

		$2,317,780

2

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 1.3%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$532,731
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	370	379,968

		$912,699

Special Tax Revenue — 5.5%
Baltimore (Clipper Mill), 6.25%, 9/1/33	$720	$728,482
Baltimore (Strathdale Manor), 7.00%, 7/1/33	495	496,787
Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	1,000	1,130,470
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,144,380
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	277,627

		$3,777,746

Transportation — 5.8%
Maryland Transportation Authority, 4.00%, 7/1/27	$1,000	$1,087,610
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,850,450

		$3,938,060

Total Tax-Exempt Investments — 102.5% (identified cost $64,932,650)		$69,798,504

Other Assets, Less Liabilities — (2.5)%		$(1,728,739)

Net Assets — 100.0%		$68,069,765

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2014, 22.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 5.4% to 10.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at November 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	38 U.S. Long Treasury Bond	Short	$(5,343,715)	$(5,419,750)	$(76,035)

3

At November 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $76,035.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,523,612

Gross unrealized appreciation	$5,182,158
Gross unrealized depreciation	(107,266)

Net unrealized appreciation	$5,074,892

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$69,798,504	$—	$69,798,504
Total Investments	$—	$69,798,504	$—	$69,798,504

Liability Description
Futures Contracts	$(76,035)	$—	$—	$(76,035)
Total	$(76,035)	$—	$—	$(76,035)

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Missouri Municipal Income Fund

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	$1,000	$1,175,940

		$1,175,940

Education — 5.6%
Missouri State Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	$1,000	$1,118,420
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	1,500	1,669,905
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,275	1,419,419

		$4,207,744

Electric Utilities — 1.5%
Missouri Joint Municipal Electric Utility Commission, 5.00%, 1/1/34	$1,000	$1,140,570

		$1,140,570

Escrowed/Prerefunded — 3.7%
Curators of the University of Missouri System Facilities Revenue, Prerefunded to 11/1/17, 5.00%, 11/1/33	$2,000	$2,252,340
Kansas City, Tax Increment Revenue, (Maincor Project), Escrowed to Maturity, 5.25%, 3/1/18	485	525,818

		$2,778,158

General Obligations — 17.9%
Clay County, Public School District, 5.00%, 3/1/28	$1,000	$1,114,890
Columbia School District, 5.00%, 3/1/31	1,000	1,127,590
Hazelwood School District, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,155,980
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,145,790
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,145,790
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,000	1,104,770
Joplin Schools, (Direct Deposit Program), 3.25%, 3/1/33	525	524,622
Kansas City, 4.75%, 2/1/25	1,000	1,104,710
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,151,420
Springfield School District No. R-12, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,159,960
University City School District, (Direct Deposit Program), 0.00%, 2/15/32	1,000	534,710
University City School District, (Direct Deposit Program), 0.00%, 2/15/33	1,000	510,110
Wentzville School District No. R-4, 0.00%, 3/1/28	3,000	1,578,000

		$13,358,342

Hospital — 9.6%
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	$1,000	$1,090,700
Missouri State Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,066,190
Missouri State Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,170,670

Security	Principal Amount (000’s omitted)	Value
Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	$1,000	$1,110,000
Missouri State Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,084,890
Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,063,210
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	554,025

		$7,139,685

Housing — 1.8%
Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$740	$743,027
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	130	137,546
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	395	422,670
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	70	70,500

		$1,373,743

Industrial Development Revenue — 2.4%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,480	$1,785,768

		$1,785,768

Insured-Education — 1.5%
Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	$1,000	$1,088,890

		$1,088,890

Insured-Electric Utilities — 6.9%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Project), (AMBAC), (BHAC), 5.00%, 1/1/32	$1,500	$1,607,850
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	950	922,621
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	267,134
Springfield Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,275	2,381,379

		$5,178,984

Insured-Escrowed/Prerefunded — 4.4%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,249,094

		$3,249,094

Insured-General Obligations — 5.8%
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	$1,000	$1,091,630
Puerto Rico, (AGM), 5.00%, 7/1/35	1,000	999,570
Saint Charles County, Francis Howell School District, (NPFG), 5.25%, 3/1/21	1,000	1,213,710
Springfield, School District No. R-12, (AGM), 5.25%, 3/1/25	1,000	1,055,590

		$4,360,500

Insured-Hospital — 5.4%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$1,950,412
Missouri State Health and Educational Facilities Authority, (St. Luke’s Health System), (AGM), 5.50%, 11/15/28	1,850	2,075,848

		$4,026,260

Security	Principal Amount (000’s omitted)	Value
Insured-Industrial Development Revenue — 1.0%
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$755	$753,445

		$753,445

Insured-Lease Revenue/Certificates of Participation — 4.8%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$855,890
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,270	1,544,667
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,167,391

		$3,567,948

Insured-Special Tax Revenue — 5.1%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,350	$2,881,899
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	456,937
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,725	486,634

		$3,825,470

Insured-Transportation — 3.0%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$1,060	$1,061,463
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,209,780

		$2,271,243

Insured-Water and Sewer — 1.5%
Metropolitan Saint Louis Sewer District, (NPFG), 5.00%, 5/1/36	$1,000	$1,082,090

		$1,082,090

Other Revenue — 3.6%
Missouri Development Finance Board, Cultural Facilities, (Kauffman Center), 4.75%, 6/1/37	$2,500	$2,696,775

		$2,696,775

Senior Living/Life Care — 4.4%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$948,698
Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,300	1,326,312
Saint Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	1,000	1,031,620

		$3,306,630

Special Tax Revenue — 2.9%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$297,648
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	326,176
Jackson County, Special Obligation, (Harry S. Truman Sports Complex), 5.00%, 12/1/31	1,000	1,164,750
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	530	405,635

		$2,194,209

Water and Sewer — 5.6%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,200	$1,348,692
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,649,019
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/30	1,000	1,167,330

		$4,165,041

Total Tax-Exempt Investments — 100.0% (identified cost $68,144,733)		$74,726,529

Other Assets, Less Liabilities — 0.0%(2)		$23,156

Net Assets — 100.0%		$74,749,685

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2014, 39.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 14.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Amount is less than 0.05%.

A summary of open financial instruments at November 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	29 U.S. 10-Year Treasury Note	Short	$(3,656,666)	$(3,684,360)	$(27,694)
3/15	9 U.S. Long Treasury Bond	Short	(1,265,617)	(1,283,625)	(18,008)

					$(45,702)

At November 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $45,702.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$67,274,805

Gross unrealized appreciation	$6,809,975
Gross unrealized depreciation	(208,251)

Net unrealized appreciation	$6,601,724

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$74,726,529	$—	$74,726,529
Total Investments	$—	$74,726,529	$—	$74,726,529

Liability Description
Futures Contracts	$(45,702)	$—	$—	$(45,702)
Total	$(45,702)	$—	$—	$(45,702)

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

North Carolina Municipal Income Fund

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.6%

Security	Principal Amount (000’s omitted)	Value
Education — 11.8%
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25(1)	$365	$429,017
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(2)	5,000	5,670,900
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,400	2,680,968
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,310,624
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,426,413
University of North Carolina at Greensboro, 5.00%, 4/1/26	655	788,993
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,165,401

		$13,472,316

Electric Utilities — 4.6%
North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	$2,000	$2,417,380
North Carolina Municipal Power Agency, (Catawba), 3.00%, 1/1/32	450	417,001
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,230	1,373,996
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/31	885	997,590

		$5,205,967

Escrowed/Prerefunded — 3.1%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,950	$1,753,830
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	2,000	1,831,780

		$3,585,610

General Obligations — 3.3%
Greensboro, 5.00%, 2/1/27	$650	$789,100
North Carolina, 4.00%, 6/1/23	2,000	2,323,300
North Carolina, 5.00%, 6/1/22	500	613,255

		$3,725,655

Hospital — 19.1%
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	$2,000	$2,192,580
North Carolina Medical Care Commission, (Duke University Health System), Series 2009A, 5.00%, 6/1/42	2,295	2,578,295
North Carolina Medical Care Commission, (Duke University Health System), Series 2012A, 5.00%, 6/1/42	1,250	1,405,775
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,000	2,195,940
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	825	876,892
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,518,221
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	1,000	1,054,840
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	900	985,212
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,797,607
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), 6.25%, 12/1/33	2,500	2,879,675
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,239,000

		$21,724,037

1

Security	Principal Amount (000’s omitted)	Value
Housing — 2.6%
Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26(3)	$1,430	$1,458,385
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,445	1,464,450

		$2,922,835

Industrial Development Revenue — 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$843,473

		$843,473

Insured – Education — 1.0%
University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	$1,050	$1,161,993

		$1,161,993

Insured – Electric Utilities — 3.8%
Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,950	$2,132,013
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,740	1,660,047
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	571,674

		$4,363,734

Insured – General Obligations — 0.3%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$299,110

		$299,110

Insured – Hospital — 4.4%
Johnston Memorial Hospital, (AGM), 16.243%, 10/1/36(4)(5)(6)	$1,640	$2,288,850
North Carolina Medical Care Commission, (Novant Health Obligated Group), (BHAC), (NPFG), 5.00%, 11/1/39	2,500	2,668,500

		$4,957,350

Insured – Lease Revenue/Certificates of Participation — 2.4%
Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,643,535
Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,000	1,090,620

		$2,734,155

Insured – Special Tax Revenue — 0.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$538,731

		$538,731

Insured – Transportation — 5.2%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$2,962,440
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,135,100
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,802,484

		$5,900,024

Lease Revenue/Certificates of Participation — 17.9%
Buncombe County, 5.00%, 6/1/29	$750	$892,763
Buncombe County, 5.00%, 6/1/31	1,000	1,181,160
Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	1,550	1,722,003
Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,400	1,571,794
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,947,333
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,143,150
Durham County, Certificates of Participation, 5.00%, 6/1/31	1,000	1,130,420
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,153,670
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,985,077
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,161,040
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,159,140
Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,000	2,152,120
Wake County, 5.00%, 6/1/36	1,000	1,124,360
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,142,110
Winston-Salem, 5.00%, 6/1/27	750	902,063

		$20,368,203

2

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.2%
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,214,770
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,271,363
		$2,486,133

Solid Waste — 1.0%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,136,490

		$1,136,490

Special Tax Revenue — 0.5%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$545	$623,224

		$623,224

Transportation — 4.0%
Charlotte Airport, 5.50%, 7/1/34	$535	$617,058
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,648,515
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,119,480
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,123,270

		$4,508,323

Water and Sewer — 12.2%
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	$355	$433,657
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	651,678
Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	2,495	2,766,830
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/33	2,000	2,201,160
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,135,930
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,800	2,056,680
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,212,350
Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,000	1,136,360
Winston-Salem, Water and Sewer System, 5.00%, 6/1/39	2,000	2,268,080

		$13,862,725

Total Tax-Exempt Investments — 100.6% (identified cost $105,001,824)		$114,420,088

Other Assets, Less Liabilities — (0.6)%		$(728,169)

Net Assets — 100.0%		$113,691,919

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2014, 17.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 9.0% of total investments.

3

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at November 30, 2014.

(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,920,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2014, the aggregate value of these securities is $2,288,850 or 2.0% of the Fund’s net assets.

The Fund did not have any open financial instruments at November 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$101,197,928

Gross unrealized appreciation	$9,743,392
Gross unrealized depreciation	(271,232)

Net unrealized appreciation	$9,472,160

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$114,420,088	$—	$114,420,088
Total Investments	$—	$114,420,088	$—	$114,420,088

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Oregon Municipal Income Fund

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.1%

Security	Principal Amount (000’s omitted)	Value
Education — 6.9%
Forest Grove (Pacific University), 5.25%, 5/1/34	$1,000	$1,131,330
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,404,940
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,033,020
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,087,120
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	279,183
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	286,497
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,846,513

		$8,068,603

Electric Utilities — 1.2%
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	$1,250	$1,371,025

		$1,371,025

General Obligations — 28.6%
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	$1,500	$955,740
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	410,340
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	239,551
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,224,790
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/25	460	350,727
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/27	3,175	2,185,670
Fern Ridge School District 28J, Lane and Douglas Counties, 4.00%, (0.00% to 6/15/16), 6/15/24	1,055	1,127,890
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, (0.00% to 6/15/16), 6/15/25	575	659,611
Jackson County, School District No. 549C, 5.00%, 6/15/33	2,000	2,216,080
Klamath County, School District, 5.00%, 6/15/29	1,155	1,341,706
Lake Oswego, 5.00%, 6/1/33	2,450	2,872,747
Medford, 5.00%, 7/15/32	545	632,042
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	612,790
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	712,233
Multnomah County, David Douglas School District No. 40, 0.00%, 6/15/24	1,640	1,263,718
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	2,485	2,490,144
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	750	299,955
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	1,730	678,575
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,310,067
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	483,819
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,811,733
Portland, (Limited Tax-Sellwood Bridge Project), 5.00%, 6/1/23	1,240	1,523,303
Redmond, 5.00%, 6/1/28	605	705,267
Salem-Keizer, School District No. 24J, 0.00%, 6/15/29	1,000	615,870
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/24	1,220	1,510,811
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/28	1,000	1,207,940
Washington and Multnomah Counties, Beaverton School District 48J, 5.00%, 6/15/32	1,235	1,465,204
Washington County, Forest Grove School District No. 15, 0.00%, 6/15/26	1,975	1,392,810

		$33,301,133

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 12.2%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,500	$3,031,275
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	1,350	1,356,008
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,487,587
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	281,600
Oregon Health and Science University, 5.75%, 7/1/39	2,000	2,328,900
Oregon State Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,975,857
Oregon State Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,738,860

		$14,200,087

Housing — 6.6%
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	$1,730	$1,754,998
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	5,000	5,203,900
Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	575	592,802
Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	90	90,383

		$7,642,083

Insured – Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,014,883
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,633,178

		$3,648,061

Insured – General Obligations — 7.0%
Beaverton School District, (AGC), 5.125%, 6/1/36	$715	$812,361
Clackamas and Washington Counties, School District No. 3, (NPFG), 0.00%, 6/15/23	800	655,344
Linn County, Lebanon Community School District No. 9, (NPFG), 5.50%, 6/15/30	4,000	5,320,800
Newport, (AGC), 0.00%, 6/1/28	1,000	633,760
Newport, (AGC), 0.00%, 6/1/29	1,225	746,307

		$8,168,572

Insured – Hospital — 8.2%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,517,163
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,470,250
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	5,300	4,500,972

		$9,488,385

Insured – Special Tax Revenue — 3.8%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$12,100	$1,417,152
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	994,203
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	20,000	2,042,600

		$4,453,955

Insured – Transportation — 4.9%
Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$315	$341,054
Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,685	1,824,366
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,535	1,692,015
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,802,484

		$5,659,919

Other Revenue — 8.5%
Oregon Department of Administrative Services, 5.00%, 4/1/28(1)(2)	$8,740	$9,887,300

		$9,887,300

Senior Living/Life Care — 0.4%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$439,796

		$439,796

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 5.4%
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/24	$1,500	$1,880,820
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,525	1,211,491
Tri-County Metropolitan Transportation District, 5.00%, 9/1/30	2,000	2,346,700
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	755	863,365

		$6,302,376

Transportation — 5.3%
Port of Portland, Portland International Airport, 5.00%, 7/1/29	$4,000	$4,404,360
Redmond, Airport Revenue, 5.50%, 6/1/24	215	243,148
Redmond, Airport Revenue, 5.75%, 6/1/27	200	227,208
Redmond, Airport Revenue, 6.00%, 6/1/34	550	627,940
Redmond, Airport Revenue, 6.25%, 6/1/39	600	688,614

		$6,191,270

Total Tax-Exempt Investments — 102.1% (identified cost $113,086,774)		$118,822,565

Other Assets, Less Liabilities — (2.1)%		$(2,477,759)

Net Assets — 100.0%		$116,344,806

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2014, 26.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 11.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,332,300.

A summary of open financial instruments at November 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	65 U.S. Long Treasury Bond	Short	$(9,140,565)	$(9,270,625)	$(130,060)

At November 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

3

At November 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $130,060.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$106,255,065

Gross unrealized appreciation	$10,322,084
Gross unrealized depreciation	(4,309,584)

Net unrealized appreciation	$6,012,500

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$118,822,565	$—	$118,822,565
Total Investments	$—	$118,822,565	$—	$118,822,565

Liability Description
Futures Contracts	$(130,060)	$—	$—	$(130,060)
Total	$(130,060)	$—	$—	$(130,060)

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

South Carolina Municipal Income Fund

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%

Security	Principal Amount (000’s omitted)	Value
Education — 3.5%
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	$2,695	$2,939,814
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	690,054
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	701,142

		$4,331,010

Electric Utilities — 6.5%
South Carolina Public Service Authority, (Santee Cooper), 5.375%, 1/1/28	$4,510	$5,149,879
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	2,580	2,931,396

		$8,081,275

Escrowed/Prerefunded — 1.1%
Newberry Investing In Children’s Education, (Newberry County, School District), Prerefunded to 12/1/15, 5.25%, 12/1/25	$1,320	$1,386,858

		$1,386,858

General Obligations — 13.0%
Berkeley County, School District, 5.00%, 3/1/25	$1,500	$1,843,485
Charleston County, 4.00%, 11/1/29	2,650	2,858,396
Georgetown County, 5.00%, 3/1/31	2,510	2,907,509
Georgetown County, 5.00%, 3/1/33	2,750	3,170,200
Richland-Lexington Airport District, (AMT), 3.00%, 3/1/27	580	609,046
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	216,452
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	754,329
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,725,278

		$16,084,695

Hospital — 25.3%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,734,225
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,102,950
Greenville Health System, 5.00%, 5/1/31	1,500	1,705,725
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,143,796
Greenwood County, (Self Regional Healthcare), 5.375%, 10/1/39	3,835	4,236,103
Lexington County, Health Services District, Inc., 5.00%, 11/1/27	3,615	3,964,137
Lexington County, Health Services District, Inc., 5.00%, 11/1/32	955	1,033,339
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,818,325
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	505,624
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/24	1,560	1,572,792
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/25	2,010	2,022,221
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.625%, 2/1/26	2,040	2,051,138
South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center), 6.00%, 9/15/38	3,380	3,632,993
South Carolina Jobs Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	3,420	3,742,848

		$31,266,216

Industrial Development Revenue — 1.3%
Richland County (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,500	$1,620,450

		$1,620,450

1

Security	Principal Amount (000’s omitted)	Value
Insured – Electric Utilities — 5.2%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$870,387
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,044,018
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,294,569
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,265,869
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	905,151

		$6,379,994

Insured – Lease Revenue/Certificates of Participation — 3.6%
Scago Educational Facilities Corp., Pickens School District, (AGM), 4.50%, 12/1/28	$3,210	$3,392,970
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	1,000	1,084,900

		$4,477,870

Insured – Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	$4,075	$734,070

		$734,070

Insured – Transportation — 3.1%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$2,700	$2,703,726
Richland-Lexington Airport District, (Columbia Metropolitan Airport), (AGC), (AMT), 5.00%, 1/1/21	1,095	1,143,224

		$3,846,950

Insured – Utilities — 3.1%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,264,350
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,601,840

		$3,866,190

Insured – Water and Sewer — 4.0%
Greenwood, Metropolitan District Sewer System, (AGM), 15.421%, 10/1/30(1)(2)(3)	$1,875	$2,674,950
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,025	2,321,379

		$4,996,329

Lease Revenue/Certificates of Participation — 14.0%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,331,299
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	579,065
Berkeley County, School District, 5.125%, 12/1/30	2,350	2,511,375
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,363,020
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(4)(5)	3,875	4,578,351
Dorchester County, School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,160,130
Laurens County, School District, 5.25%, 12/1/30	4,645	4,794,383

		$17,317,623

Special Tax Revenue — 1.7%
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	$1,000	$1,170,860
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	926,259

		$2,097,119

Student Loan — 1.6%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,820	$1,961,942

		$1,961,942

Transportation — 3.3%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,133,744

		$4,133,744

Water and Sewer — 7.2%
Charleston Waterworks and Sewer Revenue, 5.00%, 1/1/30	$1,000	$1,140,730
Charleston Waterworks and Sewer Revenue, 5.00%, 1/1/35	3,000	3,373,470
Columbia Waterworks and Sewer Revenue, 5.00%, 2/1/40	3,500	3,967,390

2

Security	Principal Amount (000’s omitted)	Value
North Charleston Sewer District, 2.00%, 1/1/29	$500	$449,055

		$8,930,645

Total Tax-Exempt Investments — 98.1% (identified cost $112,104,873)		$121,512,980

Other Assets, Less Liabilities — 1.9%		$2,292,029

Net Assets — 100.0%		$123,805,009

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2014, 20.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 5.9% of total investments.

(1)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at November 30, 2014.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2014, the aggregate value of these securities is $2,674,950 or 2.2% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,478,351.

The Fund did not have any open financial instruments at November 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$108,811,297

Gross unrealized appreciation	$9,804,386
Gross unrealized depreciation	(202,703)

Net unrealized appreciation	$9,601,683

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

3

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$121,512,980	$—	$121,512,980
Total Investments	$—	$121,512,980	$—	$121,512,980

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Virginia Municipal Income Fund

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.7%
Virginia Resources Authority, Clean Water Revenue, 5.00%, 10/1/31	$1,000	$1,145,960
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), 5.25%, 11/1/33	2,615	2,937,900

		$4,083,860

Education — 11.7%
Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,864,016
University of Virginia, 5.00%, 6/1/40	3,100	3,443,077
Virginia College Building Authority, 5.00%, 9/1/33	4,000	4,456,080
Virginia College Building Authority, 5.00%, 9/1/38	275	305,720

		$10,068,893

Electric Utilities — 1.9%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,610,190

		$1,610,190

Escrowed/Prerefunded — 1.0%
Fauquier County Industrial Development Authority, (Fauquier Hospital), Prerefunded to 10/1/17, 5.25%, 10/1/37	$700	$792,414
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	95	110,958

		$903,372

General Obligations — 10.4%
Loudoun County, 5.00%, 7/1/27	$2,820	$3,241,224
Norfolk, 5.00%, 8/1/28	750	895,605
Portsmouth, 4.75%, 7/15/25	500	565,280
Portsmouth, 5.25%, 7/15/25	675	782,939
Virginia, 4.00%, 6/1/26	1,000	1,123,780
Virginia, 5.00%, 6/1/31	2,000	2,354,960

		$8,963,788

Hospital — 21.2%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)(2)	$5,000	$5,886,135
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,000	3,398,910
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 1.95%, 8/1/38(3)	500	512,180
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,140,710
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	729,063
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,228,557
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,581,300
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,673,855
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	516,510
Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	1,500	1,581,795

		$18,249,015

1

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 6.1%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$4,155	$5,227,447

		$5,227,447

Insured-Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$971,180
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	975,640

		$1,946,820

Insured-Hospital — 5.7%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$1,500	$1,692,390
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	2,995	3,178,354

		$4,870,744

Insured-Special Tax Revenue — 0.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$383,663

		$383,663

Insured-Transportation — 18.4%
Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,000	$5,893,200
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,111,840
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,548,496
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	3,800	4,295,026
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	150,004
Virginia Port Authority, (AGM), (FGIC), (AMT), 5.00%, 7/1/36	2,825	2,828,559

		$15,827,125

Lease Revenue/Certificates of Participation — 2.0%
Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	$1,500	$1,697,835

		$1,697,835

Other Revenue — 1.3%
Fairfax County Economic Development Authority, (Silver Line Phase I), 5.00%, 4/1/37	$1,000	$1,107,210

		$1,107,210

Senior Living/Life Care — 3.6%
Albemarle County Economic Development Authority, (Westminster-Canterbury Blue Ridge), 5.00%, 1/1/42	$100	$101,726
Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,085	1,121,250
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	823,597
Virginia Beach Development Authority, (Westminster-Canterbury of Hampton Roads, Inc.), 5.375%, 11/1/32	1,000	1,009,340

		$3,055,913

Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$545,738

		$545,738

Transportation — 4.3%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,117,100
Route 460 Funding Corp. of Virginia, 0.00%, 7/1/32	1,000	432,100
Route 460 Funding Corp. of Virginia, 0.00%, 7/1/33	1,000	411,050
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,710,270

		$3,670,520

2

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 6.1%
Fairfax County Water Authority, 5.25%, 4/1/27	$2,795	$3,664,189
Hopewell Sewer System Revenue, 5.00%, 7/15/33	1,000	1,122,290
Upper Occoquan Sewer Authority, 4.50%, 7/1/38	475	496,556

		$5,283,035

Total Tax-Exempt Investments — 101.7% (identified cost $78,335,888)		$87,495,168

Other Assets, Less Liabilities — (1.7)%		$(1,463,408)

Net Assets — 100.0%		$86,031,760

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2014, 32.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 20.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,556,135.

(3)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2014.

A summary of open financial instruments at November 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	115 U.S. Long Treasury Bond	Short	$(16,171,769)	$(16,401,875)	$(230,106)

At November 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $230,106.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$74,602,217

Gross unrealized appreciation	$10,190,756
Gross unrealized depreciation	(627,805)

Net unrealized appreciation	$9,562,951

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$87,495,168	$—	$87,495,168
Total Investments	$—	$87,495,168	$—	$87,495,168

Liability Description
Futures Contracts	$(230,106)	$—	$—	$(230,106)
Total	$(230,106)	$—	$—	$(230,106)

The Fund held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 26, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 26, 2015